Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

12.Leases

This note provides information for leases where the Group is a lessee.

(a)Amounts recognized in the consolidated statements of financial position

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Right-of-use assets
Office buildings	12,231	250
Charging stations	1,795	4,554
	14,026	4,804

Lease liabilities
Current	7,154	1,254
Non-current	6,936	3,298
	14,090	4,552

The movement in the carrying amount of right-of-use assets during the years indicated is as follows:

	Office	Charging
	buildings	stations	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Opening carrying amount	12,558	4,472	17,030
Arising from business combination	5,018	—	5,018
Additions	3,725	791	4,516
Depreciation charge	(5,532)	(2,628)	(8,160)
Disposals	(3,538)	(840)	(4,378)
Closing carrying amount	12,231	1,795	14,026
At December 31, 2023
Cost	34,921	10,779	45,700
Accumulated depreciation	(22,690)	(8,984)	(31,674)
Carrying amount	12,231	1,795	14,026
Year ended December 31, 2024
Opening carrying amount	12,231	1,795	14,026
Additions	—	4,025	4,025
Depreciation charge	(4,870)	(1,266)	(6,136)
Disposals	(3,950)	—	(3,950)
Disposal of subsidiaries	(3,161)	—	(3,161)
Closing carrying amount	250	4,554	4,804
At December 31, 2024
Cost	9,368	14,804	24,172
Accumulated depreciation	(9,118)	(10,250)	(19,368)
Carrying amount	250	4,554	4,804

The movement in the carrying amount of lease liabilities during the years indicated is as follows:

	Office	Charging
	buildings	stations	Total
	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Opening balance	12,619	3,561	16,180
Arising from business combination	5,289	—	5,289
Additions	3,725	791	4,516
Interest expense recognized during the year	678	105	783
Payments	(6,049)	(1,896)	(7,945)
Disposals	(3,849)	(884)	(4,733)
Closing balance	12,413	1,677	14,090
Year ended December 31, 2024
Opening balance	12,413	1,677	14,090
Additions	—	4,025	4,025
Interest expense recognized during the year	427	137	564
Payments	(4,776)	(1,287)	(6,063)
Disposals	(4,396)	—	(4,396)
Disposal of subsidiaries	(3,668)	—	(3,668)
Closing balance	—	4,552	4,552

The weighted average interest rate of incremental borrowings applied to the calculation of lease liabilities was 4.18% per annum as of December 31, 2023 and 2024.

The maturity analysis of lease liabilities is disclosed in Note 3.1(b).

(b)Amounts recognized in profit or loss and cash outflows

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets
—Office buildings	4,386	5,532	4,870
—Charging stations	4,833	2,628	1,266
	9,219	8,160	6,136
Interest expense	1,089	783	564
Expense relating to short-term leases (included in cost of revenues and operating expenses)	9,739	16,732	19,826

The total cash outflows for leases in financing activities during the years indicated are as below:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Principal element of lease payments	6,834	7,231	5,499
Related interest paid	388	714	564
	7,222	7,945	6,063

The total cash outflows for leases in operating activities during the years ended December 31, 2022, 2023 and 2024 amounted to RMB9.7 million, RMB16.7 million and RMB19.8 million, respectively.